Related-party transactions (Details) SFr in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2016 CHF (SFr) shares	Dec. 31, 2017 CHF (SFr) shares Individual	Dec. 31, 2016 CHF (SFr) shares	Dec. 31, 2015 CHF (SFr) shares
Disclosure of transactions between related parties [line items]
Number of individuals, Board of Directors | Individual			5
Number of individuals, Executive Management | Individual			4
Short-term employee benefits | SFr			SFr 2,463	SFr 2,251	SFr 1,776
Post-employment benefits | SFr			166	154	124
Share-based compensation | SFr			1,267	832	8
Total | SFr			SFr 3,896	SFr 3,237	SFr 1,908
Number of options granted (in shares)			276,766	285,250	223,250
Restricted Stock Units [Member]
Disclosure of transactions between related parties [line items]
Number of restricted shares granted (in shares)			4,023	0	0
Executive Management [Member]
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)			257,916	98,500	45,000
Executive Management [Member] | Restricted Stock Units [Member]
Disclosure of transactions between related parties [line items]
Number of restricted shares granted (in shares)			95,957
Board of Directors [Member]
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)			0	0	0
Board of Directors [Member] | Restricted Stock Units [Member]
Disclosure of transactions between related parties [line items]
Number of restricted shares granted (in shares)			29,375
Former Chief Financial Officer [Member]
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)		49,250
Fair value of options granted | SFr		SFr 674		SFr 674
Board of Directors and Executive Management [Member] | Restricted Stock Units [Member]
Disclosure of transactions between related parties [line items]
Number of restricted shares granted (in shares)	125,332			0	0